Business Combinations and Acquisition of Non-controlling Interests - Additional Information (Detail)								12 Months Ended
	Oct. 24, 2017 BRL (R$) Installments	Sep. 28, 2017 BRL (R$)	Jan. 31, 2017	Jan. 23, 2017 BRL (R$)	Jun. 27, 2016 BRL (R$) R$ / shares	Dec. 31, 2015 BRL (R$)	Dec. 21, 2015 BRL (R$)	Dec. 31, 2018 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 21, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2018 $ / shares	Mar. 31, 2017 BRL (R$)
Disclosure of detailed information about business combination [line items]
Goodwill								R$ 89,634,000	R$ 89,634,000
Nominal value per share | $ / shares												$ 0.00005
General and administrative expenses [member]
Disclosure of detailed information about business combination [line items]
Transaction costs									85,000
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. [member]
Disclosure of detailed information about business combination [line items]
Direct and indirect interest				51.48%			40.00%
Amount of ownership acquired				R$ 67,510,000			R$ 12,300,000		67,510,000
Remaining interest held by non-controlling shareholders								60.00%
Controlling interest remaining to be acquired after exercise of option											60.00%
Goodwill											R$ 4,200,000
Additional ownership interest acquired				11.48%
Payments made for additional ownership				R$ 5,300,000
Estimated interest rate			21.00%
Gain recognized in statement of income in other operating income (expense)						R$ 1,184,000
Net revenue										R$ 25,382,000
Profit (loss) before income taxes										7,465,000
Net revenue, if combination had taken place at beginning of year										244,426,000
Profit before income taxes, if combination had taken place at beginning of year										R$ 67,024,000
Cash consideration				(35,444,000)
Goodwill recorded on acquisition				R$ 27,598,000					27,598,000
Capital contribution									5,300,000
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. [member] | January 1, 2021 and April 30, 2021 [member]
Disclosure of detailed information about business combination [line items]
Remaining interest held by non-controlling shareholders				25.00%
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. [member] | January 1, 2021 and April 30, 2020 [member]
Disclosure of detailed information about business combination [line items]
Remaining interest held by non-controlling shareholders				23.52%
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. [member] | 2019 school year [member]
Disclosure of detailed information about business combination [line items]
Remaining interest held by non-controlling shareholders				25.00%
Determination of exercise price				30% x 10 x EBITDA
Amount that should have been contributed by selling shareholder at time of acquiree's capital increase				R$ 3,180,000
International School Servicos de Ensino, Treinamento e Editoracao, Franqueadora S.A. [member] | 2020 school year [member]
Disclosure of detailed information about business combination [line items]
Remaining interest held by non-controlling shareholders				23.52%
Determination of exercise price				30% x 10 x EBITDA
NS Educacao Ltda. [member]
Disclosure of detailed information about business combination [line items]
Direct and indirect interest		100.00%
Amount of ownership acquired		R$ 38,534,000							38,534,000
Net revenue									0
Profit (loss) before income taxes									(1,050,000)
Net revenue, if combination had taken place at beginning of year									258,848,000
Profit before income taxes, if combination had taken place at beginning of year									70,357,000
Cash consideration		29,037,000							29,037,000
Deferred payment		R$ 7,302,000
Escrow account deposit period		5 years
Acquisition price adjustment		R$ 2,195,000
Acquisition price adjustment description		The equivalent of 5% of the original purchase price was determined as an “acquisition price adjustment”, which was calculated based on the difference between the revenue from 2017 less the projected revenue for that year multiplied by 2.50.
Goodwill recorded on acquisition		R$ 28,826,000							28,826,000
NS Educacao Ltda. [member] | General and administrative expenses [member]
Disclosure of detailed information about business combination [line items]
Transaction costs									498,000
SAE Digital S.A. [member]
Disclosure of detailed information about business combination [line items]
Direct and indirect interest					70.00%
Amount of ownership acquired											52,655,000
Remaining interest held by non-controlling shareholders					30.00%
Estimated interest rate					20.50%
Transaction costs											218,000
Cash consideration	R$ 19,250,000				R$ 33,000,000			R$ 143,000			27,857,000
Goodwill recorded on acquisition					R$ 20,365,000						20,365,000
Acquired shares					22,098,606
Nominal value per share | R$ / shares					R$ 1.00
Capital contribution					R$ 5,000,000						5,000,000
Cash consideration paid to selling shareholders on acquisition date					R$ 27,857,000
Additional consideration payable to selling shareholders per additional students													R$ 210,000
Contingent consideration											R$ 4,200,000		R$ 4,200,000
Determination of exercise price					30% multiplied by 8x EBITDA of 2018 or the year before the exercise date, less any debts and cash and cash equivalents.
Remaining voting interest acquired	30.00%
Number of equal installments to pay cash consideration to selling shareholders | Installments	10
Loss recognized in statement of income in finance costs									R$ 3,946,000